Debt, Cargill Facility (Details) - USD ($)				12 Months Ended
	Oct. 31, 2025	May 01, 2024	Jun. 29, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt [Abstract]
Proceeds from sale of vessel				$ 19,500,000	$ 0	$ 0
Amortization of debt discount				$ 0	$ 1,419,000	3,537,000
M/T Eco Marina Del Rey [Member]
Debt [Abstract]
Purchase price of vessel	$ 25,500,000
Cargill Facility [Member]
Debt [Abstract]
Term of time charter					5 years
Bareboat hire rate per day					$ 8,600
Purchase obligation			$ 22,680,000
Percentage of excess fair market value of vessel to be shared					25.00%
Vessel fair value participation liability							$ 3,271,000
Increase in vessel fair value participation liability						1,729,000
Current portion of vessel fair value participation liability						5,000,000
Cargill Facility [Member] | Interest and Finance Costs [Member]
Debt [Abstract]
Amortization of debt discount					$ 1,419,000	$ 3,537,000
Cargill Facility [Member] | M/T Eco Marina Del Rey [Member]
Debt [Abstract]
Proceeds from sale of vessel			$ 32,387,000
Current portion of vessel fair value participation liability		$ 4,956,000
Purchase price of vessel		$ 22,671,000